9. Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade Receivables Details 2
Balance at beginning of the year	R$ 3,514,240	R$ 3,307,793	R$ 3,164,288
Bad debt expense recognized during the year - Private sector /government entities	75,973	144,217	103,231
Recoveries recognized during the year	(133,730)	(241,109)	(177,993)
Bad debt expense recognized during the year - Wholesale customers	193,715	331,295	283,113
Net bad debt expense for the year	135,958	234,403	208,351
Write-offs of accounts receivable during the year	0	(27,956)	(64,846)
Balance at end of the year	R$ 3,650,198	R$ 3,514,240	R$ 3,307,793